Long-term loan - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Sep. 15, 2020 USD ($)	Sep. 02, 2020 $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares
Disclosure of detailed information about borrowings [line items]
Long-term loan		$ 15,118	$ 14,818			$ 0
Number of shares issued | shares		287,796,585	285,885,025			285,370,619	282,493,867
Vedanta Biosciences
Disclosure of detailed information about borrowings [line items]
Long-term loan		$ 15,118
Vedanta Biosciences | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan		$ 15,000
Oxford Finance LLC | Vedanta Biosciences
Disclosure of detailed information about borrowings [line items]
Final fee, percentage of original principal amount outstanding	0.07
Debt instrument, payment terms, final fee trigger amount	$ 1,100
Oxford Finance LLC | Vedanta Biosciences | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan				$ 15,000
Oxford Finance LLC | Vedanta Biosciences | Preferred share warrants
Disclosure of detailed information about borrowings [line items]
Number of shares issued | shares					12,886
Exercise price | $ / shares					$ 23.28
Oxford Finance LLC | Vedanta Biosciences | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				7.70%
Borrowings, adjustment to interest rate basis				0.17%